As filed with the Securities and Exchange Commission on March 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

January 31, 2013
Schedule of Investments Neuberger Berman Absolute Return Multi- Manager Fund (Unaudited)

	NUMBER OF		VALUE†
	SHARES

Long Positions (71.0%)
Common Stocks (52.7%)
Aerospace & Defense (0.3%)
	7,849	Exelis, Inc.	$86,261
	560	Triumph Group, Inc.	39,407
			125,668
Air Freight & Logistics (0.2%)
	590	CH Robinson Worldwide, Inc.	39,028
	1,060	Forward Air Corp.	39,337
			78,365
	Automobiles (0.5%)
	1,038	Fiat SpA	6,342	*
	3,900	Harley-Davidson, Inc.	204,438
			210,780
	Beverages (0.5%)
	3,318	Constellation Brands, Inc. Class A	107,370	*±Ø
	13,000	Grupo Modelo SAB de CV Series C	110,619
			217,989
	Biotechnology (3.4%)
	500	3SBio, Inc. ADR	6,650	*
	6,040	ACADIA Pharmaceuticals, Inc.	36,421	*
	1,170	Aegerion Pharmaceuticals, Inc.	33,123	*
	450	Affymax, Inc.	8,465	*
	1,350	Alexion Pharmaceuticals, Inc.	126,886	*
	1,910	Alnylam Pharmaceuticals, Inc.	46,088	*
	1,540	Amgen, Inc.	131,608
	2,640	Ariad Pharmaceuticals, Inc.	52,483	*
	1,450	BioMarin Pharmaceutical, Inc.	79,591	*
	7,704	BioMimetic Therapeutics, Inc.	65,330	*±Ø
	1,420	Cepheid, Inc.	51,432	*
	2,570	Cubist Pharmaceuticals, Inc.	110,613	*Ø
	4,410	Elan Corp. PLC ADR	46,349	*
	980	Gilead Sciences, Inc.	38,661	*
	2,780	Incyte Corp. Ltd.	51,096	*
	4,210	InterMune, Inc.	41,469	*
	3,360	Keryx Biopharmaceuticals, Inc.	30,509	*
	2,940	Medivation, Inc.	159,818	*
	3,260	Momenta Pharmaceuticals, Inc.	41,109	*
	2,310	Neurocrine Biosciences, Inc.	20,929	*
	850	Onyx Pharmaceuticals, Inc.	65,892	*
	840	Pharmacyclics, Inc.	58,237	*
	6,470	QLT, Inc.	51,695	*
	1,270	Sarepta Therapeutics, Inc.	34,354	*
	840	Synageva BioPharma Corp.	38,858	*Ø
	950	United Therapeutics Corp.	51,196	*
	500	YM Biosciences, Inc.	1,470	*
			1,480,332
Building Products (0.1%)
	1,650	Fortune Brands Home & Security, Inc.	54,021	*

Capital Markets (1.4%)
	388	American Capital Ltd.	5,184	*
	8,000	Duff & Phelps Corp. Class A	127,120
	4,000	Epoch Holding Corp.	112,000
	5,900	Evercore Partners, Inc. Class A	226,088
	4,800	Invesco Ltd.	130,800
	1,000	Jefferies Group, Inc.	19,930
			621,122
Chemicals (0.7%)
	6,100	Huntsman Corp.	107,543
	500	Spartech Corp.	4,765	*
	2,903	The Mosaic Co.	177,809	Ø
			290,117
Commercial Banks (0.5%)
	2,720	Investors Bancorp, Inc.	48,008
	1,050	Prosperity Bancshares, Inc.	47,365
	3,800	SunTrust Banks, Inc.	107,806
			203,179
Commercial Services & Supplies (0.8%)
	2,000	Iron Mountain, Inc.	68,420
	9,350	Tyco International Ltd.	282,651	Ø
			351,071
Communications Equipment (0.7%)
	1,770	Aruba Networks, Inc.	40,781	*Ø
	73	EchoStar Corp. Class A	2,656	*
	380	F5 Networks, Inc.	39,854	*
	2,830	Juniper Networks, Inc.	63,335	*
	1,500	Loral Space & Communications, Inc.	88,035
	1,200	NETGEAR, Inc.	42,132	*
	1,080	RADWARE Ltd.	39,280	*
			316,073
Computers & Peripherals (1.0%)
	4,739	Dell, Inc.	62,744
	4,780	EMC Corp.	117,636	*
	26,000	Intermec, Inc.	256,880	*Ø
			437,260
Construction & Engineering (0.6%)
	1,130	EMCOR Group, Inc.	41,053	Ø
	1,950	Foster Wheeler AG	50,915	*
	1,430	Jacobs Engineering Group, Inc.	68,797	*
	2,000	The Shaw Group, Inc.	94,640	*
			255,405
Diversified Consumer Services (0.3%)
	8,400	Regis Corp.	149,100

Diversified Financial Services (1.3%)
	3,470	JPMorgan Chase & Co.	163,264	Ø
	11,251	NYSE Euronext	388,947	Ø
			552,211
Diversified Telecommunication Services (0.5%)
	2,000	Telenet Group Holding NV	94,639
	1,900	TELUS Corp.	127,860
			222,499
Electrical Equipment (0.7%)
	1,040	AMETEK, Inc.	42,629
	73,985	Capstone Turbine Corp.	62,377	*
	2,800	Eaton Corp. PLC	159,460
	340	Roper Industries, Inc.	39,933
			304,399
Electronic Equipment, Instruments & Components (0.2%)
	810	OSI Systems, Inc.	44,113	*
	3,680	Vishay Intertechnology, Inc.	40,443	*Ø
			84,556
Energy Equipment & Services (0.3%)
	2,220	Exterran Holdings, Inc.	51,593	*
	11,493	Heckmann Corp.	44,133	*Ø
	510	Oil States International, Inc.	39,566	*
			135,292
Food & Staples Retailing (0.5%)
	800	Casey's General Stores, Inc.	43,784
	7,109	SUPERVALU, Inc.	27,796
	1,553	Susser Holdings Corp.	65,009	*
	730	United Natural Foods, Inc.	39,405	*
	630	Whole Foods Market, Inc.	60,638
			236,632
Food Products (0.6%)
	4,640	Boulder Brands, Inc.	62,315	*
	7,109	Dean Foods Co.	130,166	*
	1,000	GrainCorp. Ltd. Class A	12,587
	6,000	Rieber & Son AS	71,116
			276,184
Health Care Equipment & Supplies (2.7%)
	2,330	Abbott Laboratories	78,940	Ø
	2,270	Align Technology, Inc.	71,187	*
	1,410	Analogic Corp.	107,428
	2,200	ArthroCare Corp.	80,146	*
	920	Baxter International, Inc.	62,413
	3,310	CONMED Corp.	97,215
	1,510	Covidien PLC	94,133
	810	Cyberonics, Inc.	35,122	*
	3,290	Cynosure, Inc. Class A	87,843	*
	4,794	Hologic, Inc.	114,289	*
	580	Sirona Dental Systems, Inc.	38,553	*
	2,092	Syneron Medical Ltd.	21,380	*
	1,050	Teleflex, Inc.	78,750
	1,100	The Cooper Cos., Inc.	111,485
	5,000	Trauson Holdings Co. Ltd.	4,726
	3,000	Young Innovations, Inc.	118,500	a
			1,202,110
Health Care Providers & Services (4.4%)
	2,916	Accretive Health, Inc.	37,646	*Ø
	3,070	Air Methods Corp.	134,220	Ø
	1,160	AmerisourceBergen Corp.	52,629
	10,570	Bangkok Dusit Medical Services PCL Class F	47,143	a
	3,440	Catamaran Corp.	178,502	*Ø
	880	Centene Corp.	37,981	*
	13,021	Coventry Health Care, Inc.	596,752	Ø
	1,460	Emeritus Corp.	39,537	*
	1,820	Express Scripts Holding Co.	97,224	*Ø
	3,810	Health Net, Inc.	103,632	*
	750	McKesson Corp.	78,923	Ø
	460	MEDNAX, Inc.	39,358	*
	8,000	PSS World Medical, Inc.	231,440	*Ø
	3,070	Universal Health Services, Inc. Class B	173,885
	970	VCA Antech, Inc.	20,952	*
	830	WellCare Health Plans, Inc.	42,089	*Ø
			1,911,913
Health Care Technology (0.1%)
	3,000	Epocrates, Inc.	35,040	*
	1,320	HMS Holdings Corp.	35,983	*
			71,023
Hotels, Restaurants & Leisure (0.6%)
	1,340	Ameristar Casinos, Inc.	35,510
	600	Norwegian Cruise Line Holdings Ltd.	15,822	*
	3,000	Orient-Express Hotels Ltd. Class A	34,860	*
	790	Papa John's International, Inc.	44,319	*
	2,920	SHFL Entertainment, Inc.	43,216	*
	620	Six Flags Entertainment Corp.	39,023
	1,922	WMS Industries, Inc.	47,569	*
			260,319
Household Durables (0.5%)
	2,518	Blyth, Inc.	35,277
	910	Ethan Allen Interiors, Inc.	26,308
	4,350	Lennar Corp. Class B	143,898
			205,483
Insurance (1.1%)
	3,225	American International Group, Inc.	122,002	*±Ø
	2,040	Fidelity National Financial, Inc. Class A	51,204
	9,650	Hartford Financial Services Group, Inc.	239,320	Ø
	8,000	SeaBright Holdings, Inc.	88,720	Ø
			501,246
Internet & Catalog Retail (0.1%)
	9,810	Groupon, Inc.	53,955	*
	250	Kayak Software Corp.	10,093	*
			64,048
Internet Software & Services (0.9%)
	1,920	Akamai Technologies, Inc.	78,163	*Ø
	3,720	Brightcove, Inc.	31,323	*
	3,060	Millennial Media, Inc.	35,312	*
	15,100	Monster Worldwide, Inc.	87,580	*
	7,278	Yahoo!, Inc.	142,867	*
			375,245
IT Services (0.7%)
	790	MAXIMUS, Inc.	54,170	Ø
	40,000	Peer 1 Network Enterprises, Inc.	153,599	*
	500	TNS, Inc.	10,475	*
	1,970	Total System Services, Inc.	45,803
	3,040	Vantiv, Inc. Class A	63,293	*Ø
			327,340
Life Sciences Tools & Services (0.3%)
	1,880	Agilent Technologies, Inc.	84,186	Ø
	240	Bio-Rad Laboratories, Inc. Class A	27,310	*
	770	Illumina, Inc.	38,985	*
			150,481
Machinery (2.8%)
	2,000	Cascade Corp.	129,140
	4,080	Dover Corp.	282,254	Ø
	1,548	Gardner Denver, Inc.	108,933
	12	Greenbrier Cos., Inc.	239	*
	6,309	Pentair Ltd.	319,740
	3,600	Robbins & Myers, Inc.	209,808
	100	Sauer-Danfoss, Inc.	5,367
	1,760	Stanley Black & Decker, Inc.	135,221	Ø
	3,571	Wabash National Corp.	36,960	*
			1,227,662
	Media (3.0%)
	3,328	Arbitron, Inc.	156,083
	7,049	Comcast Corp. Class A	258,910	Ø
	2,360	DreamWorks Animation SKG, Inc. Class A	41,088	*Ø
	18,614	Gray Television, Inc.	69,616	*
	2,000	Journal Communications, Inc. Class A	10,960	*
	3,473	Lamar Advertising Co. Class A	148,089	*
	917	Liberty Media Corp.	102,255	*
	3,010	Lions Gate Entertainment Corp.	55,143	*
	4,893	News Corp. Class A	135,732
	1,929	Nexstar Broadcasting Group, Inc. Class A	27,739	*
	917	Starz - Liberty Capital	14,617	*
	5,720	The Interpublic Group of Cos., Inc.	69,269	Ø
	300,000	Tribune Co. Class 1C Litigation	750	*
	2,687	Tribune Co.	139,724	*
	1,500	Viacom, Inc. Class B	90,525
			1,320,500
Metals & Mining (1.0%)
	10,000	AuRico Gold, Inc.	70,500	*
	9,665	Gold Fields Ltd. ADR	112,307
	1,800	Inmet Mining Corp.	129,938
	4,820	SunCoke Energy, Inc.	79,916	*Ø
	4,931	Talison Lithium Ltd.	36,782	*
			429,443
Multiline Retail (0.5%)
	1,650	Nordstrom, Inc.	91,129
	1,800	Target Corp.	108,738
			199,867
Oil, Gas & Consumable Fuels (3.8%)
	8,920	Cameco Corp.	192,226	Ø
	2,000	Celtic Exploration Ltd.	53,278	*
	19	Chesapeake Energy Corp.	383
	1,000	Copano Energy LLC	38,960
	993	Hess Corp.	66,690
	19,018	McMoRan Exploration Co.	300,675	*
	8,776	Nexen, Inc.	234,846	±Ø
	1,400	PDC Energy, Inc.	51,842	*Ø
	12,096	Plains Exploration & Production Co.	577,584	*Ø
	3,999	QEP Resources, Inc.	117,371	Ø
	17,607	Rentech, Inc.	54,053
	1,000	Uranium One, Inc.	2,727	*
			1,690,635
Personal Products (0.3%)
	850	Elizabeth Arden, Inc.	32,648	*
	1,800	The Estee Lauder Cos., Inc. Class A	109,674
			142,322
Pharmaceuticals (5.3%)
	3,341	AbbVie, Inc.	122,581
	580	Allergan, Inc.	60,906
	1,100	Aspen Pharmacare Holdings Ltd.	20,270	*
	1,980	Astellas Pharma, Inc.	100,792
	3,710	Auxilium Pharmaceuticals, Inc.	68,264	*
	3,295	Hospira, Inc.	112,426	*
	940	Jazz Pharmaceuticals PLC	53,007	*
	5,000	MAP Pharmaceuticals, Inc.	123,850	*
	5,450	Mylan, Inc.	154,072	*
	1,790	Optimer Pharmaceuticals, Inc.	16,611	*
	25,015	Pfizer, Inc.	682,409	Ø
	8,000	Pronova BioPharma ASA	19,623
	1,480	Roche Holding AG ADR	82,110
	1,130	Salix Pharmaceuticals Ltd.	54,127	*Ø
	1,860	SHIRE PLC ADR	186,260
	690	Stada Arzneimittel AG	25,441
	500	Taro Pharmaceutical Industries Ltd.	23,290	*
	2,660	Teva Pharmaceutical Industries Ltd. ADR	101,053
	3,550	ViroPharma, Inc.	94,643	*
	7,220	Warner Chilcott PLC Class A	102,307	Ø
	4,547	Zoetis, Inc.	118,222	*
			2,322,264
Professional Services (0.2%)
	810	The Corporate Executive Board Co.	40,589
	2,770	TrueBlue, Inc.	47,616	*
			88,205
Real Estate Investment Trusts (2.5%)
	2,044	Corrections Corp. of America	77,447	±Ø
	5,078	CreXus Investment Corp.	67,487
	2,751	General Growth Properties, Inc.	53,699
	10,584	The Geo Group, Inc.	345,250	Ø
	610	Mid-America Apartment Communities, Inc.	39,876
	6,269	Newcastle Investment Corp.	65,762
	1,010	Rayonier, Inc.	54,378
	6,095	Realty Income Corp.	266,230
	4,772	Spirit Realty Capital, Inc.	92,863
			1,062,992
Real Estate Management & Development (0.1%)
	2,700	CBRE Group, Inc. Class A	58,266	*

Road & Rail (0.1%)
	780	Landstar System, Inc.	44,491
	1,000	Zipcar, Inc.	12,210	*
			56,701
Semiconductors & Semiconductor Equipment (0.5%)
	920	Analog Devices, Inc.	40,149
	4,580	Applied Materials, Inc.	59,128
	245	Cymer, Inc.	25,228	*
	1,850	Entegris, Inc.	18,241	*
	1,460	Lam Research Corp.	60,064	*
			202,810
	Software (1.9%)
	2,560	AVG Technologies NV	35,072	*
	2,775	BMC Software, Inc.	115,301	*
	880	Citrix Systems, Inc.	64,381	*
	5,508	Compuware Corp.	64,003	*
	2,700	Electronic Arts, Inc.	42,471	*
	8,000	Eloqua, Inc.	187,920	*
	2,840	Jive Software, Inc.	43,537	*Ø
	1,960	Mentor Graphics Corp.	33,575	*
	2,580	Nuance Communications, Inc.	62,049	*
	5,240	PTC, Inc.	121,463	*
	200	Retalix Ltd.	5,974	*
	1,240	Synopsys, Inc.	41,466	*
			817,212
Specialty Retail (0.7%)
	388	Best Buy Co., Inc.	6,309	±
	1,470	Francesca's Holdings Corp.	41,748	*
	2,240	GNC Holdings, Inc. Class A	80,506
	4,900	MarineMax, Inc.	57,232	*
	9,774	Office Depot, Inc.	42,321	*
	1,430	Select Comfort Corp.	31,488	*
	1,520	Urban Outfitters, Inc.	65,041	*
			324,645
Textiles, Apparel & Luxury Goods (0.8%)
	1,120	Steven Madden Ltd.	51,609	*
	3,827	The Warnaco Group, Inc.	280,175	*Ø
			331,784
Thrifts & Mortgage Finance (1.3%)
	2,935	Federal National Mortgage Association, Preference Shares Series S	5,312	*μ
	53,145	Hudson City Bancorp., Inc.	454,390	Ø
	3,060	Oritani Financial Corp.	46,328
	5,170	TFS Financial Corp.	52,889	*
	724	ViewPoint Financial Group, Inc.	15,313
			574,232
Trading Companies & Distributors (0.6%)
	465	Aircastle Ltd.	6,417
	1,400	MRC Global, Inc.	43,022	*Ø
	8,863	SeaCube Container Leasing Ltd.	203,583
			253,022
Transportation Infrastructure (0.1%)
	1,038	Macquarie Infrastructure Co., LLC	48,122

Wireless Telecommunication Services (0.7%)
	16,939	MetroPCS Communications, Inc.	169,898	*Ø
	25,440	Sprint Nextel Corp.	143,227	*Ø
			313,125
Total Common Stocks (Cost $21,961,149)			23,135,272

Exchange Traded Funds (0.5%)
	11,225	PowerShares DB U.S. Dollar Index Bullish Fund	242,685	*
		(Cost $252,443)
Investment Companies (4.0%)
	187,024	MainStay Flexible Bond Opportunities Fund	1,756,154
		(Cost $1,750,000)

	NUMBER OF WARRANTS

	Warrants (0.2%)

Building Products (0.0%)
	2,430	Owens Corning	7,513	*
	Media (0.2%)
	1,877	Tribune Co.	97,604	*a
Total Warrants (Cost $88,706)			105,117

	PRINCIPAL AMOUNT

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.1%)
	$32,000	U.S. Treasury Bonds, 2.75%, due 8/15/42	29,470
	(Cost $32,137)

Corporate Debt Securities (3.9%)

	Chemicals (0.8%)
	77,000	Hexion US Finance Corp., 6.63%, due 4/15/20	75,845	ñ
	50,000	Montell Finance Co. BV, 8.10%, due 3/15/27	66,000	ñ
	200,000	Orion Engineered Carbons Finance & Co. SCA, 9.25%, due 8/1/19	198,000	cñ
			339,845
Commercial Services & Supplies (0.0%)
	21,000	WEX, Inc., 4.75%, due 2/1/23	20,948	ñ

Communications Equipment (0.5%)
	200,000	Nortel Networks Ltd., 5.34%, due 7/15/11	206,000	≠

Diversified Financial Services (0.6%)
	1,000,000	Lehman Brothers Holdings, Inc., 6.88%, due 5/2/18	251,250	≠

Hotels, Restaurants & Leisure (0.1%)
	48,000	Landry's Holdings II, Inc., 10.25%, due 1/1/18	49,920	ñ

Industrial Conglomerates (0.1%)
	43,000	BC Mountain LLC, 7.00%, due 2/1/21	44,075	ñ

Internet & Catalog Retail (0.1%)
	60,000	Netflix, Inc., 5.38%, due 2/1/21	59,700	ñ

	Media (0.5%)
	40,000	DISH DBS Corp., 5.88%, due 7/15/22	42,500
	163,000	DISH DBS Corp., 5.00%, due 3/15/23	160,963	ñ
			203,463
Oil, Gas & Consumable Fuels (0.2%)
	88,000	Alpha Natural Resources, Inc., 9.75%, due 4/15/18	95,920

Paper & Forest Products (0.1%)
	39,000	Clearwater Paper Corp., 4.50%, due 2/1/23	38,707	ñ

Wireless Telecommunication Services (0.9%)
	$87,000	DigitalGlobe, Inc., 5.25%, due 2/1/21	86,782	ñ
	300,000	Intelsat Luxembourg S.A., 11.25%, due 2/4/17	318,000
			404,782
Total Corporate Debt Securities (Cost $1,662,604)			1,714,610

Bank Loan Obligations μ (9.3%)

Aerospace & Defense (0.6%)
	250,000	Consolidated Precision Products Corp., due 12/20/19	252,813	^^¢
Capital Markets (0.2%)
	100,000	Oceania Capital Partners Ltd., Extended Term Loan B, 5.06%, due 4/27/15	98,000

Diversified Financial Services (2.2%)
	99,500	AlixPartners LLP, Term Loan B2, 6.50%, due 5/29/19	100,216
	600,000	Tomkins LLC, 2nd Lien Term Loan, 9.25%, due 10/31/20	615,000	Ñ
	246,875	Walter Investment Management Corp., Term Loan, 5.75%, due 11/15/17	250,578
			965,794
Food Products (0.2%)
	99,500	Ferrara Pan Candy Co., Inc., Term Loan, 7.50%, due 6/8/17	100,661

Health Care Providers & Services (0.4%)
	190,705	Genesis HealthCare Corp., Term Loan, 10.00%, due 10/2/17	185,937	Ñ

Health Care Technology (2.2%)
	498,764	M*Modal, Term Loan B, 6.75%, due 8/15/19	478,399
	500,000	The TriZetto Group Inc., 2nd Lien Term Loan, 8.50%, due 3/27/19	498,335
			976,734
Hotels, Restaurants & Leisure (0.6%)
	250,000	Peppermill Casinos Inc, Term Loan B, 7.25%, due 10/17/19	255,000

	Media (1.0%)
	361,018	Gatehouse Media Operating Inc., Term Loan B, due 8/24/14	134,479	^^¢
	61,879	Gatehouse Media Operating Inc., Term Loan C, due 8/24/14	23,050	^^¢
	114,892	Gatehouse Media Operating Inc., Term Loan L, due 8/24/14	42,797	^^¢
	250,000	NEP Broadcasting LLC, 1st Lien Term Loan, due 1/3/20	253,855	^^¢
			454,181
Oil, Gas & Consumable Fuels (1.2%)
	500,000	NFR Energy LLC, 2nd Lien Term Loan, due 12/31/18	506,565	^^¢

	Software (0.7%)
	300,000	RedPrairie Corp., 1st Lien Term Loan, due 12/14/18	304,251	^^¢

Total Bank Loan Obligations (Cost $4,000,794)			4,099,936

NUMBER OF
CONTRACTS			VALUE†

Purchased Options (0.3%)
Call Options	35	Allscripts Healthcare Solutions, Inc., Call, Mar 2013 @ 13	525	±
	50	Axiall Corp., Call, Feb 2013 @ 55	12,750
	32	Best Buy Co., Inc., Call, Mar 2013 @ 20	608	±
	5	Biogen Idec, Inc., Call, Feb 2013 @ 155	1,750
	52	McMoRan Exploration Co., Call, May 2013 @ 15	6,292
	18	The Sherwin-Williams Co., Call, Mar 2013 @ 145	32,382
	22	Tyco International Ltd., Call, Apr 2013 @ 30	2,838
			57,145

	Put Options
	15	American International Group, Inc., Put, May 2013 @ 30	435	±
	77	BioMimetic Therapeutics, Inc., Put, June 2013 @ 7	5,775	±
	33	Constellation Brands, Inc., Put, Apr 2013 @ 32.50	9,570	±
	52	Corrections Corp. of America, Put, Mar 2013 @ 30	260	±
	3	Cymer, Inc., Put, May 2013 @ 70	420
	15	Gardner Denver, Inc., Put, Feb 2013 @ 65	300
	90	iShares Russell 2000 Index Fund, Put, Mar 2013 @ 75	1,440	±
	106	MetroPCS Communications, Inc., Put, May 2013 @ 12	23,638
	33	Nexen Inc., Put, Mar 2013 @ 24	1,155
	17	Sprint Nextel Corp., Put, Feb 2013 @ 5.50	85
	191	Sprint Nextel Corp., Put, Feb 2013 @ 5.50	1,146
	26	The Mosaic Co., Put, Jan 2014 @ 55	10,920
			55,144

Total Purchased Options (Cost $140,434)			112,289

Total Long Positions (71.0%) (Cost $29,888,267)			31,195,533	##
Cash, receivable and other assets, less liabilities (50.4%)			22,137,945	±Ø
Short Positions (see summary below) ((21.4)%)			(9,397,944
Total Net Assets (100.0%)			43,935,534

NUMBER OF
SHARES

Short Positions ((21.4)%)
Common Stocks Sold Short (18.9%)ØØ£

Aerospace & Defense (0.2%)
	(850)	Northrop Grumman Corp.	(55,284)
	(670)	Raytheon Co.	(35,296)
			(90,580)

Air Freight & Logistics (0.1%)
	(1,490)	Expeditors International of Washington, Inc.	(63,921)

	Beverages (0.2%)
	(550)	The Boston Beer Co., Inc. Class A	(77,187	)*

	Biotechnology (0.6%)
	(1,160)	Alkermes PLC	(26,738	)*
	(2,340)	Amarin Corp. PLC ADR	(19,937	)*
	(4,790)	Arena Pharmaceuticals, Inc.	(40,427	)*
	(770)	Celgene Corp.	(76,199	)*
	(1,640)	ImmunoGen, Inc.	(23,485	)*
	(210)	Infinity Pharmaceuticals, Inc.	(7,234	)*
	(1,860)	Myriad Genetics, Inc.	(50,332	)*
	(1,990)	NPS Pharmaceuticals, Inc.	(17,592	)*
			(261,944)
	Capital Markets (0.2%)
	(2,400)	Stifel Financial Corp.	(88,440	)*

	Chemicals (1.4%)
	(900)	Air Products & Chemicals, Inc.	(78,687)
	(2,491)	Axiall Corp.	(139,944)
	(1,100)	Cabot Corp.	(41,173)
	(700)	Celanese Corp. Series A	(32,816)
	(100)	NewMarket Corp.	(25,516)
	(1,866)	Rentech Nitrogen Partners LP	(90,090)
	(1,055)	The Scotts Miracle Gro Co. Class A	(46,125)
	(919)	The Sherwin Williams Co.	(149,007)
			(603,358)
Commercial Banks (1.1%)
	(1,720)	Bank of Hawaii Corp.	(82,715)
	(3,917)	M&T Bank Corp.	(402,236)
			(484,951)
Commercial Services & Supplies (0.5%)
	(600)	Avery Dennison Corp.	(23,106)
	(600)	Clean Harbors, Inc.	(33,354	)*
	(2,460)	Healthcare Services Group, Inc.	(59,409)
	(2,220)	Rollins, Inc.	(54,878)
	(670)	Stericycle, Inc.	(63,215	)*
			(233,962)
Communications Equipment (0.1%)
	(2,930)	Riverbed Technology, Inc.	(56,842	)*

Consumer Finance (0.1%)
	(4,300)	Green Dot Corp. Class A	(57,620	)*

Diversified Consumer Services (0.1%)
	(2,855)	H&R Block, Inc.	(65,008)

Diversified Financial Services (0.6%)
	(1,997)	IntercontinentalExchange, Inc.	(277,084	)*

Electrical Equipment (0.1%)
	(800)	Sensata Technologies Holding NV	(26,992	)*

Electronic Equipment, Instruments & Components (0.3%)
	(900)	Littelfuse, Inc.	(57,609)
	(1,810)	Rogers Corp.	(84,817	)*
			(142,426)
Energy Equipment & Services (0.4%)
	(420)	Core Laboratories NV	(53,609)
	(12,310)	Newpark Resources, Inc.	(106,112	)*
			(159,721)
Food & Staples Retailing (0.4%)
	(1,230)	CVS Caremark Corp.	(62,976)
	(19,150)	Rite Aid Corp.	(30,640	)*
	(900)	WalMart Stores, Inc.	(62,955)
			(156,571)
	Food Products (0.6%)
	(1,130)	Annie's, Inc.	(40,522	)*
	(1,000)	Flowers Foods, Inc.	(26,880)
	(1,570)	Hormel Foods Corp.	(54,338)
	(1,000)	The Hain Celestial Group, Inc.	(56,990	)*
	(5,781)	WhiteWave Foods Co. Class A	(93,594	)*
			(272,324)
Health Care Equipment & Supplies (1.5%)
	(4,370)	Boston Scientific Corp.	(32,644	)*
	(650)	CR Bard, Inc.	(66,345)
	(2,970)	DENTSPLY International, Inc.	(124,027)
	(535)	Edwards Lifesciences Corp.	(48,113	)*
	(900)	Hologic, Inc.	(21,456	)*
	(780)	IDEXX Laboratories, Inc.	(74,264	)*
	(760)	Neogen Corp.	(35,332	)*
	(540)	Smith & Nephew PLC ADR	(31,131)
	(380)	St. Jude Medical, Inc.	(15,466)
	(630)	Stryker Corp.	(39,470)
	(740)	Varian Medical Systems, Inc.	(52,281	)*
	(1,890)	West Pharmaceutical Services, Inc.	(111,907)
			(652,436)
Health Care Providers & Services (1.3%)
	(3,988)	Aetna, Inc.	(192,341)
	(1,170)	Amedisys, Inc.	(13,010	)*
	(1,800)	Cardinal Health, Inc.	(78,858)
	(260)	Chemed Corp.	(19,643)
	(860)	Gentiva Health Services, Inc.	(8,523	)*
	(670)	Henry Schein, Inc.	(57,848	)*
	(1,620)	Kindred Healthcare, Inc.	(17,464	)*
	(2,386)	PSS World Medical, Inc.	(69,027	)*
	(2,210)	Select Medical Holdings Corp.	(21,525)
	(1,370)	UnitedHealth Group, Inc.	(75,638)
			(553,877)
Health Care Technology (0.2%)
	(2,290)	Greenway Medical Technologies	(34,121	)*
	(1,970)	Quality Systems, Inc.	(35,933)
	(970)	Vocera Communications, Inc.	(25,472	)*
			(95,526)
Hotels, Restaurants & Leisure (0.3%)
	(1,120)	Red Robin Gourmet Burgers, Inc.	(41,406	)*
	(1,380)	The Cheesecake Factory, Inc.	(45,761)
	(6,300)	The Wendy's Co.	(32,382)
			(119,549)
Household Durables (0.5%)
	(1,970)	iRobot Corp.	(45,074	)*
	(4,350)	Lennar Corp. Class A	(180,699)
			(225,773)
Household Products (0.3%)
	(1,960)	Church & Dwight Co., Inc.	(113,268)

	Insurance (0.4%)
	(1,200)	Aflac, Inc.	(63,672)
	(1,666)	Assurant, Inc.	(63,708)
	(1,600)	Principal Financial Group, Inc.	(49,616)
			(176,996)
Internet & Catalog Retail (0.1%)
	(5,400)	Nutrisystem, Inc.	(48,762)
	(10)	priceline.com, Inc.	(6,855	)*
			(55,617)
Leisure Equipment & Products (0.2%)
	(8,610)	Smith & Wesson Holding Corp.	(74,046	)*

	Machinery (1.5%)
	(1,500)	Donaldson Co., Inc.	(56,415)
	(800)	Illinois Tool Works, Inc.	(50,264)
	(420)	Lindsay Corp.	(39,077)
	(500)	Parker Hannifin Corp.	(46,485)
	(1,400)	Rexnord Corp.	(27,972	)*
	(6,172)	Robbins & Myers, Inc.	(359,704)
	(860)	Tennant Co.	(39,594)
	(1,960)	Xylem, Inc.	(54,743)
			(674,254)
	Media (0.8%)
	(6,752)	Comcast Corp. Class A	(257,116)
	(23,672)	Sirius XM Radio, Inc.	(74,330)
			(331,446)
Metals & Mining (0.7%)
	(720)	Agnico-Eagle Mines Ltd.	(32,997)
	(1,230)	AMCOL International Corp.	(36,322)
	(5,948)	Freeport-McMoRan Copper & Gold, Inc.	(209,667)
	(2,450)	Metals USA Holdings Corp.	(44,051)
			(323,037)
	Multiline Retail (0.1%)
	(1,100)	Dollar Tree, Inc.	(43,989	)*

Oil, Gas & Consumable Fuels (0.1%)
	(2,568)	McMoRan Exploration Co.	(40,600	)*

Pharmaceuticals (0.7%)
	(580)	Actavis, Inc.	(50,106	)*
	(810)	Eisai Co. Ltd.	(35,431)
	(750)	Eli Lilly & Co.	(40,267)
	(1,620)	Impax Laboratories, Inc.	(32,659	)*
	(1,430)	Johnson & Johnson	(105,706)
	(740)	Takeda Pharmaceutical Co. Ltd.	(38,034)
			(302,203)
Real Estate Investment Trusts (0.6%)
	(4,009)	Lexington Realty Trust	(44,099)
	(1,335)	National Retail Properties, Inc.	(42,747)
	(2,883)	Realty Income Corp.	(125,929)
	(1,477)	Ryman Hospitality Properties	(59,036)
			(271,811)
Semiconductors & Semiconductor Equipment (0.2%)
	(280)	ASML Holding NV NYRS	(21,025)
	(1,570)	EZchip SemiConductor Ltd.	(48,340	)*
			(69,365)
	Software (0.6%)
	(1,600)	Adobe Systems, Inc.	(60,528	)*
	(2,030)	CA, Inc.	(50,385)
	(790)	FactSet Research Systems, Inc.	(73,091)
	(1,110)	MICROS Systems, Inc.	(51,093	)*
	(450)	MicroStrategy, Inc. Class A	(45,121	)*
			(280,218)
	Specialty Retail (0.8%)
	(1,900)	ANN, Inc.	(58,596	)*
	(1,000)	Dick's Sporting Goods, Inc.	(47,590)
	(580)	DSW, Inc. Class A	(38,820)
	(700)	Hibbett Sports, Inc.	(36,862	)*
	(900)	Ross Stores, Inc.	(53,730)
	(1,980)	Sally Beauty Holdings, Inc.	(52,549	)*
	(1,400)	The Gap, Inc.	(45,752)
			(333,899)
Textiles, Apparel & Luxury Goods (0.5%)
	(900)	Columbia Sportswear Co.	(45,981)
	(500)	Hugo Boss AG	(58,854)
	(608)	PVH Corp.	(72,273)
	(350)	VF Corp.	(51,653)
			(228,761)
Thrifts & Mortgage Finance (0.2%)
	(6,370)	People's United Financial, Inc.	(78,415)

Trading Companies & Distributors (0.1%)
	(1,420)	Kaman Corp.	(51,603)

Transportation Infrastructure (0.2%)
	(5,190)	Wesco Aircraft Holdings, Inc.	(71,778	)*

Total Common Stocks Sold Short (Proceeds $(7,878,215))			(8,287,398)

Exchange Traded Funds Sold Short (2.2%)ØØ£
	(756)	Energy Select Sector SPDR Fund	(58,477)
	(6,270)	Health Care Select Sector SPDR Fund	(269,046)
	(1,139)	iShares Dow Jones U.S. Real Estate Index Fund	(76,620)
	(1,380)	iShares Nasdaq Biotechnology Index Fund	(200,900)
	(2,113)	SPDR S&P 500 ETF Trust	(316,316)
	(1,091)	SPDR S&P Oil & Gas Exploration & Production ETF	(63,387)
Total Exchange Traded Funds Sold Short (Proceeds $(945,124))			(984,746)

PRINCIPAL AMOUNT

Corporate Debt Securities Sold Short (0.3%) ØØ£

Metals & Mining (0.1%)
	$(48,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(46,380)

Oil, Gas & Consumable Fuels (0.2%)
	$(88,000)	Arch Coal, Inc., 7.00%, due 6/15/19	(79,420)
Total Corporate Debt Securities Sold Short (Proceeds $(121,651))			(125,800)

Total Short Positions (Proceeds $(8,944,990))			(9,397,944)

See Notes to Schedule of Investments

	January 31,2013
Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund Cont'd (Unaudited)

Equity Swaps* Outstanding at January 31, 2013

COUNTERPARTY	DESCRIPTION	VALUE†

JPMorgan Chase Bank, N.A.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$(442)

* The following table represents the individual long and short positions and related values within the equity swaps as of January 31, 2013.

			January 31,2013
Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund cont'd (Unaudited)

				NET UNREALIZED
REFERENCE			NOTIONAL(a)	APPRECIATION
ENTITY	SHARES		VALUE	(DEPRECIATION)

Long Positions

Canada
Aurizon Mines Ltd.	12,624	CAD	$ 59,361	$(886)
Primaris Retail Real Estate Investment Trust	2,255		60,044	547
Celtic Exploration Ltd. NPV	6,273		167,542	(433)
				(772)

Hong Kong
Guoco Group Limited	10,483	HKD	125,746	(38)
Total Long Positions				(810)

Short Positions

Canada
H&R Real Estate Investment Trust	(676)	CAD	(15,582)	(447)

Total Short Positions				(447)

Total Long and Short Positions of Portfolio Swap				(1,257)

Net Cash and Other Receivables(b)				815

Swap, at Value				$(442)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

(b) Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

See Notes to Schedule of Investments

January 31, 2013
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts, written option contracts and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund’s investments in debt securities (long and short positions) is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available.

Bank Loans. The value of bank loan securities is determined by obtaining broker quotes from independent pricing services (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

January 31, 2013
Notes to Schedule of Investments (Unaudited) (con'd)

The value of equity swaps is determined by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset vale per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by level, of inputs used to value the Fund’s investments as of January 31, 2013:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$125,668	$—	$—	$125,668
Air Freight & Logistics	78,365	—	—	78,365
Automobiles	204,438	6,342	—	210,780
Beverages	217,989	—	—	217,989
Biotechnology	1,480,332	—	—	1,480,332
Building Products	54,021	—	—	54,021
Capital Markets	621,122	—	—	621,122
Chemicals	290,117	—	—	290,117
Commercial Banks	203,179	—	—	203,179
Commercial Services & Supplies	351,071	—	—	351,071
Communications Equipment	316,073	—	—	316,073
Computers & Peripherals	437,260	—	—	437,260
Construction & Engineering	255,405	—	—	255,405
Diversified Consumer Services	149,100	—	—	149,100

January 31, 2013
Notes to Schedule of Investments (Unaudited) (con'd)

Diversified Financial Services	$552,211	$—	$—	$552,211
Diversified Telecommunication Services	127,860	94,639	—	222,499
Electrical Equipment	304,399	—	—	304,399
Electronic Equipment, Instruments & Components	84,556	—	—	84,556
Energy Equipment & Services	135,292	—	—	135,292
Food & Staples Retailing	236,632	—	—	236,632
Food Products	192,481	83,703	—	276,184
Health Care Equipment & Supplies	1,078,884	123,226	—	1,202,110
Health Care Providers & Services	1,864,770	47,143	—	1,911,913
Health Care Technology	71,023	—	—	71,023
Hotels, Restaurants & Leisure	260,319	—	—	260,319
Household Durables	205,483	—	—	205,483
Insurance	501,246	—	—	501,246
Internet & Catalog Retail	64,048	—	—	64,048
Internet Software & Services	375,245	—	—	375,245
IT Services	327,340	—	—	327,340
Life Sciences Tools & Services	150,481	—	—	150,481
Machinery	1,227,662	—	—	1,227,662
Media	1,319,750	750	—	1,320,500
Metals & Mining	429,443	—	—	429,443
Multiline Retail	199,867	—	—	199,867
Oil, Gas & Consumable Fuels	1,690,635	—	—	1,690,635
Personal Products	142,322	—	—	142,322
Pharmaceuticals	2,037,916	284,348	—	2,322,264
Professional Services	88,205	—	—	88,205
Real Estate Investment Trusts	1,062,992	—	—	1,062,992
Real Estate Management & Development	58,266	—	—	58,266
Road & Rail	56,701	—	—	56,701
Semiconductors & Semiconductor Equipment	202,810	—	—	202,810
Software	817,212	—	—	817,212
Specialty Retail	324,645	—	—	324,645
Textiles, Apparel & Luxury Goods	331,784	—	—	331,784
Thrifts & Mortgage Finance	574,232	—	—	574,232
Trading Companies & Distributors	253,022	—	—	253,022
Transportation Infrastructure	48,122	—	—	48,122
Wireless Telecommunication Services	313,125	—	—	313,125
Total Common Stocks	22,495,121	640,151	—	23,135,272
Exchange Traded Funds	242,685	—	—	242,685
Investment Companies	—	1,756,154	—	1,756,154
Warrants^	7,513	97,604	—	105,117
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	29,470	—	29,470
Corporate Debt Securities^	—	1,714,610	—	1,714,610
Bank Loan Obligations
Aerospace & Defense	—	252,813	—	252,813
Capital Markets	—	98,000	—	98,000
Diversified Financial Services	—	350,794	615,000	965,794
Food Products	—	100,661	—	100,661
Health Care Providers & Services	—	—	185,937	185,937
Health Care Technology	—	976,734	—	976,734

anuary 31, 2013
Notes to Schedule of Investments (Unaudited) (con'd)

Hotels, Restaurants & Leisure	$—	$255,000	$—	$255,000
Media	—	454,181	—	454,181
Oil, Gas & Consumable Fuels	—	506,565	—	506,565
Software	—	304,251	—	304,251
Total Bank Loan Obligations	—	3,298,999	800,937	4,099,936
Purchased Options	112,289	—	—	112,289
Total Investments	22,857,608	7,536,988	800,937	31,195,533

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Aerospace & Defense	$(90,580)	$—	$—	$(90,580)
Air Freight & Logistics	(63,921)	—	—	(63,921)
Beverages	(77,187)	—	—	(77,187)
Biotechnology	(261,944)	—	—	(261,944)
Capital Markets	(88,440)	—	—	(88,440)
Chemicals	(603,358)	—	—	(603,358)
Commercial Banks	(484,951)	—	—	(484,951)
Commercial Services & Supplies	(233,962)	—	—	(233,962)
Communications Equipment	(56,842)	—	—	(56,842)
Consumer Finance	(57,620)	—	—	(57,620)
Diversified Consumer Services	(65,008)	—	—	(65,008)
Diversified Financial Services	(277,084)	—	—	(277,084)
Electrical Equipment	(26,992)	—	—	(26,992)
Electronic Equipment, Instruments & Components	(142,426)	—	—	(142,426)
Energy Equipment & Services	(159,721)	—	—	(159,721)
Food & Staples Retailing	(156,571)	—	—	(156,571)
Food Products	(272,324)	—	—	(272,324)
Health Care Equipment & Supplies	(652,436)	—	—	(652,436)
Health Care Providers & Services	(553,877)	—	—	(553,877)
Health Care Technology	(95,526)	—	—	(95,526)
Hotels, Restaurants & Leisure	(119,549)	—	—	(119,549)
Household Durables	(225,773)	—	—	(225,773)
Household Products	(113,268)	—	—	(113,268)
Insurance	(176,996)	—	—	(176,996)
Internet & Catalog Retail	(55,617)	—	—	(55,617)
Leisure Equipment & Products	(74,046)	—	—	(74,046)
Machinery	(674,254)	—	—	(674,254)
Media	(331,446)	—	—	(331,446)
Metals & Mining	(323,037)	—	—	(323,037)
Multiline Retail	(43,989)	—	—	(43,989)
Oil, Gas & Consumable Fuels	(40,600)	—	—	(40,600)

anuary 31, 2013
Notes to Schedule of Investments (Unaudited) (con'd)

Pharmaceuticals	$(228,738)	$(73,465)	$—	$(302,203)
Real Estate Investment Trusts	(271,811)	—	—	(271,811)
Semiconductors & Semiconductor Equipment	(69,365)	—	—	(69,365)
Software	(280,218)	—	—	(280,218)
Specialty Retail	(333,899)	—	—	(333,899)
Textiles, Apparel & Luxury Goods	(169,907)	(58,854)	—	(228,761)
Thrifts & Mortgage Finance	(78,415)	—	—	(78,415)
Trading Companies & Distributors	(51,603)	—	—	(51,603)
Transportation Infrastructure	(71,778)	—	—	(71,778)
Total Common Stocks Sold Short	(8,155,079)	(132,319)	—	(8,287,398)
Exchange Traded Funds Sold Short	(984,746)	—	—	(984,746)
Corporate Debt Securities Sold Short^	—	(125,800)	—	(125,800)
Total Investments	(9,139,825)	(258,119)	—	(9,397,944)

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

The Fund had no transfers between Levels 1 and 2 during the period ended January 31, 2013. As of January 31, 2013, one security in the fund transferred from Level 2 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2013

	Level 1	Level 2	Level 3	Total
Futures	$(19,280)	$—	$—	$(19,280)
Written Options	(30,348)	(145)	—	(30,493)
Total	$(49,628)	$(145)	$—	$(49,773)

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

January 31, 2013
Notes to Schedule of Investments (Unaudited)

Beginning balance, as of 11/01/12		Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 01/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 01/31/13

Investments in Securities:
Bank Loan Obligations
Diversified	$—	$175	$6,499	$—	$(1,506)	$180,769	$—	$185,937	$6,499
Financial
Services
Health Care	—	131	23,869	591,000	—	—	—	615,000	23,869
Providers &
Services
Insurance	600,000	7	2,243	—	(602,250)	—	—	—	—
Machinery	101,000	—	—	—	—	—	(101,000)	—	—
Total	$701,000	$313	$32,611	$591,000	$(603,756)	$180,769	$(101,000)	$800,937	$30,368

##	At January 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$29,888,267	$1,647,179	$339,913	$1,307,266

*	Security did not produce income during the last twelve months.

±	At January 31, 2013, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Allscripts Healthcare Solutions, Inc., Call	31	$16	March 2013	$—
American International Group, Inc., Call	15	35	May 2013	(5,775)
American International Group, Inc., Put	15	35	May 2013	(1,500)
Best Buy Co., Inc., Call	28	24	March 2013	(84)
BioMimetic Therapeutics, Inc., Call	77	7	June 2013	(14,630)
Constellation Brands, Inc., Call	11	45	July 2013	(704)
Corrections Corp. of America, Call	17	34	March 2013	(6,970)
Corrections Corp. of America, Put	52	26	March 2013	—
Corrections Corp. of America, Put	17	34	March 2013	(595)
iShares Russell 2000 Index Fund, Put	90	67	March 2013	(90)
Nexen Inc., Put	1	18	March 2013	(5)
Nexen Inc., Put	28	19	March 2013	(140)

Total				$(30,493)

£  At January 31, 2013, the Fund had pledged securities in the amount of $1,071,744 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.

At January 31, 2013, the Fund  had outstanding futures as follows:

Expiration		Open Contracts	Position	Unrealized
				Appreciation
				(Depreciation)
March 2013	5	S&P Mid 400 EMini Index	Short	$(19,280)

The notional value of futures contracts at January 31, 2013 was $(545,600) for short positions.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2013, these securities amounted to approximately $800,940 or 1.82% of net assets for the Fund.

January 31, 2013
Notes to Schedule of Investments (Unaudited)

Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or futures and/or equity swaps.

ØØ	At January 31, 2013, the Fund had deposited $9,294,041 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2013 and their final maturities.

¢	All or a portion of this security was purchased on a delayed delivery basis.
^^	All or a portion of this security has not settled as of January 31, 2013 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.
≠	Security had an event of default.
a	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.
Ñ	These securities have been deemed by management to be illiquid. At January 31, 2013, these securities amounted to approximately $800,937 or 1.82% of net assets for the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s upcoming shareholder report.

JANUARY 31, 2013

Schedule of Investments Dynamic Real Return Fund

NUMBER OF SHARES	VALUE($)†

Common Stocks (31.2%)

Chemicals (3.8%)
126	Air Products & Chemicals, Inc.	11,016
40	Airgas, Inc.	3,810
39	CF Industries Holdings, Inc.	8,938
666	Dow Chemical Co.	21,445
540	E. I. du Pont de Nemours & Co.	25,623
85	Eastman Chemical Co.	6,048
159	Ecolab, Inc.	11,511
79	FMC Corp.	4,856
48	International Flavors & Fragrances, Inc.	3,381
186	LyondellBasell Industries NV Class A	11,796
320	Monsanto Co.	32,432
161	Mosaic Co.	9,861
87	PPG Industries, Inc.	11,995
176	Praxair, Inc.	19,425
52	Sherwin-Williams Co.	8,431
72	Sigma-Aldrich Corp.	5,568
		196,136
Construction Materials (0.1%)
78	Vulcan Materials Co.	4,412

Containers & Packaging (0.2%)
94	Ball Corp.	4,185
63	Bemis Co., Inc.	2,248
96	Owens-Illinois, Inc.	2,284	*
118	Sealed Air Corp.	2,209
		10,926
Energy Equipment & Services (1.1%)
104	Baker Hughes, Inc.	4,651
54	Cameron International Corp.	3,419	*
16	Diamond Offshore Drilling, Inc.	1,201
52	Ensco PLC Class A	3,306
53	FMC Technologies, Inc.	2,510	*
204	Halliburton Co.	8,299
22	Helmerich & Payne, Inc.	1,415
67	Nabors Industries Ltd.	1,117	*
97	National Oilwell Varco, Inc.	7,192
56	Noble Corp.	2,268
28	Rowan Cos. PLC Class A	965	*
305	Schlumberger Ltd.	23,805
		60,148
Gas Utilities (0.9%)
400	ONEOK, Inc.	18,804
650	Suburban Propane Partners LP	27,398
		46,202
Hotels, Restaurants & Leisure (0.7%)
1,000	Cedar Fair LP	37,520
Metals & Mining (1.1%)
608	Alcoa, Inc.	5,375
57	Allegheny Technologies, Inc.	1,804
70	Cliffs Natural Resources, Inc.	2,612
658	Freeport-McMoRan Copper & Gold, Inc.	23,194
318	Newmont Mining Corp.	13,661
181	Nucor Corp.	8,328
77	United States Steel Corp.	1,721
		56,695
Oil, Gas & Consumable Fuels (13.9%)
800	Alliance Holdings GP LP	40,328
110	Anadarko Petroleum Corp.	8,802
86	Apache Corp.	7,203
900	Boardwalk Pipeline Partners LP	24,777
47	Cabot Oil & Gas Corp.	2,481
117	Chesapeake Energy Corp.	2,361
432	Chevron Corp.	49,745
267	ConocoPhillips	15,486
48	CONSOL Energy, Inc.	1,504
84	Denbury Resources, Inc.	1,565	*
82	Devon Energy Corp.	4,690
1,000	Energy Transfer Equity LP	50,560
800	Enterprise Products Partners	45,336
59	EOG Resources, Inc.	7,374
35	EQT Corp.	2,079
1,041	Exxon Mobil Corp.	93,659
63	Hess Corp.	4,231
2,200	Inergy LP	44,088
700	Inergy Midstream LP	16,597
139	Kinder Morgan, Inc.	5,207
159	Marathon Oil Corp.	5,344
73	Marathon Petroleum Corp.	5,417
39	Murphy Oil Corp.	2,321
28	Newfield Exploration Co.	826	*
39	Noble Energy, Inc.	4,204
178	Occidental Petroleum Corp.	15,712
56	Peabody Energy Corp.	1,408
142	Phillips 66	8,601
28	Pioneer Natural Resources Co.	3,291
1,700	PVR Partners LP	45,441
37	QEP Resources, Inc.	1,086
37	Range Resources Corp.	2,485
2,000	Regency Energy Partners LP	49,440
700	Southcross Energy Partners LP	16,464	*
82	Southwestern Energy Co.	2,813	*
151	Spectra Energy Corp.	4,195
900	Spectra Energy Partners LP	30,951
300	Teekay LNG Partners LP	11,976
650	Teekay Offshore Partners LP	17,908
30	Tesoro Corp.	1,461
119	Valero Energy Corp.	5,204
600	Western Gas Partners LP	31,542
846	Williams Cos., Inc.	29,652
46	WPX Energy, Inc.	691	*
		726,506
Paper & Forest Products (0.3%)
252	International Paper Co.	10,438
104	MeadWestvaco Corp.	3,260
		13,698

Real Estate Investment Trusts (8.9%)
205	American Campus Communities, Inc.	9,547
385	American Tower Corp.	29,318
170	AvalonBay Communities, Inc.	22,064
205	Boston Properties, Inc.	21,582
215	Camden Property Trust	14,919
290	Corporate Office Properties Trust	7,673
215	Digital Realty Trust, Inc.	14,601
300	Douglas Emmett, Inc.	6,996
235	DuPont Fabros Technology, Inc.	5,555
180	EastGroup Properties, Inc.	10,087
400	Equity Residential	22,156
65	Essex Property Trust, Inc.	9,996
100	Federal Realty Investment Trust	10,585
610	General Growth Properties, Inc.	11,907
545	Glimcher Realty Trust	6,060
450	HCP, Inc.	20,876
190	Health Care REIT, Inc.	11,940
195	Healthcare Realty Trust, Inc.	4,969
600	Host Hotels & Resorts, Inc.	10,074
150	Kilroy Realty Corp.	7,485
110	Macerich Co.	6,569
195	OMEGA Healthcare Investors, Inc.	4,984
440	Prologis, Inc.	17,556
75	PS Business Parks, Inc.	5,352
160	Public Storage	24,629
255	Rayonier, Inc.	13,729
285	Simon Property Group, Inc.	45,651
140	SL Green Realty Corp.	11,253
100	Sovran Self Storage, Inc.	6,524
735	Strategic Hotels & Resorts, Inc.	5,373	*
210	Tanger Factory Outlet Centers	7,438
90	Taubman Centers, Inc.	7,335
370	Urstadt Biddle Properties, Inc. Class A	7,489
275	Ventas, Inc.	18,230
135	Vornado Realty Trust	11,402
455	Weyerhaeuser Co.	13,705
		465,609
Real Estate Management & Development (0.2%)
160	Brookfield Asset Management, Inc. Class A	5,909
260	Forest City Enterprises, Inc. Class A	4,396	*
		10,305
Total Common Stocks (Cost $1,537,927)		1,628,157
Principal Amount

Government Securities (15.3%)

Sovereign (15.3%)
$44,952	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 2/21/22	49,869	a
20,000	Australia Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/30	26,876	a
$15,819	Canadian Government Bond, Bonds, 1.50%, 12/1/44	20,129	a
58,697	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	81,511	a
37,928	Deutsche Bundesrepublik Inflation Linked Bond, Bonds, 1.75%, due 4/15/20	60,037	a
32,190	France Government Bond OAT, Bonds, 1.10%, due 7/25/22	47,227	a
28,321	France Government Bond OAT, Bonds, 1.80%, due 7/25/40	48,247	a
88,686	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/35	105,932	a
11,292	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.60%, due 9/15/23	14,970	a
210,000	Sweden Government Bond, Bonds, 0.50%, due 6/1/17	34,863	a
345,000	Sweden Government Bond, Unsecured Notes, 0.25%, due 6/1/22	54,323	a
96,246	United Kingdom Gilt Inflation Linked, Bonds, 0.13%, due 3/22/24	168,597	a
25,861	United Kingdom Gilt Inflation Linked, Bonds, 0.13%, due 3/22/29	44,207	a
22,686	United Kingdom Gilt Inflation Linked, Bonds, 0.63%, due 3/22/40	43,181	a
Total Government Securities (Cost $793,783)		799,969
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.1%)
82,432	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	104,997
18,323	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	24,473
98,045	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	159,667
4,988	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	5,346
132,253	U.S. Treasury Inflation Indexed Notes, 013%, due 1/15/22	142,947
21,760	U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/14	22,544
12,059	U.S. Treasury Inflation Indexed Notes, 1.63%, due 1/15/15	12,903
93,423	U.S. Treasury Inflation Indexed Notes, 1.63%, due 1/15/18	108,721
Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $587,155)		581,598
NUMBER OF SHARES	VALUE($)†
Mutual Funds (39.9%)
16,788	Neuberger Berman Emerging Markets Equity Fund Institutional Class	283,351	§
64,054	Neuberger Berman Floating Rate Income Fund Institutional Class	659,357	§
71,773	Neuberger Berman High Income Bond Fund Institutional Class	684,332	§
44,945	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	455,222	§
Total Mutual Funds (Cost $2,065,676)		2,082,262
Short-Term Investments (2.3%)
119,903	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $119,903)	119,903
Total Investments (99.8%) (Cost $5,104,444)		5,211,889	##
Cash, receivables and other assets, less liabilities (0.2%)		9,948	±
Total Net Assets (100.0%)		$ 5,221,837

See Notes to Schedule of Investments

JANUARY 31, 2013

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Long Positions (93.5%)

Common Stocks (23.4%)

Australia (0.1%)
3,655	BlueScope Steel Ltd.	12,921	*

Belgium (0.6%)
3,333	KBC Groep NV	131,399

Bermuda (1.0%)
11,567	Assured Guaranty Ltd.	209,710	È

Canada (0.9%)
6,209	Nevsun Resources Ltd.	26,271
59,975	OceanaGold Corp.	163,557	*
		189,828
Denmark (0.3%)
2,536	Pandora A/S	62,769
Italy (1.3%)
26,175	Autostrada Torino-Milano SpA	293,742
Japan (0.3%)
1,000	JACCS Co. Ltd.	5,118
14,000	Orient Corp.	52,359	*
		57,477
Netherlands (0.9%)
28,503	Aegon NV	190,720

Puerto Rico (0.2%)
10,404	First BanCorp/Puerto Rico	53,373	*È
Switzerland (0.9%)
1,325	Swiss Life Holding AG	199,176	*
United Kingdom (2.9%)
19,681	Barratt Developments PLC	67,922	*
30,102	Bumi PLC	164,470	*
30,954	Northgate PLC	156,239
3,669	Ophir Energy PLC	29,764	*
14,750	Pace PLC	52,799
17,088	SuperGroup PLC	164,913	*
		636,107
United States (14.0%)
4,953	Alon USA Energy, Inc.	97,178	ØØÈ
4,873	American Equity Investment Life Holding Co.	65,688	ØØÈ
7,650	American International Group, Inc.	289,399	*ØØ
5,625	Arena Pharmaceuticals, Inc.	47,475	*È
1,654	Bio-Reference Labs, Inc.	45,932	*ØØÈ
3,862	Citizens Republic Bancorp, Inc.	78,862	*ØØ
31,468	CNO Financial Group, Inc.	323,176	ØØÈ
3,406	Delek US Holdings, Inc.	115,702	ØØ
5,839	Harbinger Group, Inc.	47,880	*È
466	Hartford Financial Services Group, Inc.	11,557	ØØ
6,570	Horace Mann Educators Corp.	142,832	ØØÈ
3,350	Hovnanian Enterprises, Inc.	19,128	*È
5,455	Kindred Healthcare, Inc.	58,805	*ØØÈ
1,995	Lincoln National Corp.	57,815	ØØÈ
742	National Western Life Insurance Co.	121,243	ØØ
738	Pharmacyclics, Inc.	51,165	*
18,160	Quad/Graphics, Inc.	394,072	ØØÈ
3,320	Questcor Pharmaceuticals, Inc.	84,594	È
6,016	Select Medical Holdings Corp.	58,596	ØØÈ
12,397	SkyWest, Inc.	156,698
15,597	Smith & Wesson Holding Corp.	134,134	*È
22,997	Symetra Financial Corp.	320,808	ØØ
2,422	United Fire Group, Inc.	56,166	ØØÈ
588	US Airways Group, Inc.	8,397	*È
6,967	Walker & Dunlop, Inc.	149,651	*ØØÈ
2,511	Western Refining, Inc.	84,445	È
		3,021,398
Total Common Stocks (Cost $4,251,361)		5,058,620

Short-Term Investments (70.1%)
15,165,804	State Street Institutional Government Money Market Fund Institutional Class (Cost $15,165,804)	15,165,804	ØØ

Total Long Positions (93.5%) (Cost $19,417,165)		20,224,424	##
Cash, receivables and other assets, less liabilities (28.2%)		6,110,925	±
Short Positions (see summary below) ((21.7)%)		(4,691,711)
Total Net Assets (100.0%)		$21,643,638
Short Positions ((21.7)%)
Common Stocks Sold Short (21.7%)‡
Australia (0.1%)
(3,875)	Whitehaven Coal Ltd.	(13,254)
Belgium (0.3%)
(2,182)	Bekaert NV	(65,728)
Bermuda (0.1%)
(9,820)	Petra Diamonds Ltd.	(16,976)	*
Canada (1.1%)
(1,185)	MEG Energy Corp.	(40,502)	*
(24,350)	Turquoise Hill Resources Ltd.	(187,496)	*
		(227,998)
Denmark (0.3%)
(1,780)	Novozymes A/S	(58,440)
Finland (1.6%)
(9,982)	Amer Sports Oyj	(159,119)
(285)	Nokian Renkaat Oyj	(12,263)
(12,827)	Uponor Oyj	(179,390)
		(350,772)
Germany (0.6%)
(2,830)	Delticom AG	(136,277)
Japan (0.1%)
(6,000)	Dainippon Screen Manufacturing Co. Ltd.	(30,576)

Switzerland (0.9%)
(175)	Kuehne + Nagel International AG	(20,556)
(8,564)	Temenos Group AG	(175,035)	*
		(195,591)
United Kingdom (2.5%)
(4,133)	Burberry Group PLC	(88,951)
(8,210)	Imagination Technologies Group PLC	(66,473)	*
(15,618)	Michael Page International PLC	(100,864)
(4,974)	New World Resources PLC A Shares	(22,877)
(25,967)	Salamander Energy PLC	(75,407)	*
(10,341)	Tullow Oil PLC	(186,641)
		(541,213)
United States (14.1%)
(6,599)	Altera Corp.	(220,539)
(5,251)	Apartment Investment & Management Co., Class A	(143,247)
(6,312)	Atmel Corp.	(42,290)	*
(461)	AvalonBay Communities, Inc.	(59,833)
(250)	BRE Properties, Inc.	(12,720)
(192)	Camden Property Trust	(13,323)
(4,136)	Chart Industries, Inc.	(273,762)	*
(20,420)	Cypress Semiconductor Corp.	(209,713)	*
(3,781)	Digital Realty Trust, Inc.	(256,768)
(2,615)	Equity Residential	(144,845)
(336)	Essex Property Trust, Inc.	(51,670)
(3,845)	FMC Technologies, Inc.	(182,061)	*
(1,042)	Fossil, Inc.	(110,014)	*
(1,182)	Fusion-io, Inc.	(20,661)	*
(7,560)	Halcon Resources Corp.	(57,758)	*
(1,179)	HMS Holdings Corp.	(32,140)	*
(7,841)	Idenix Pharmaceuticals, Inc.	(37,245)	*
(665)	InterDigital, Inc.	(28,854)
(11,965)	InterMune, Inc.	(117,855)	*
(208)	LinkedIn Corp. Class A	(25,748)	*
(27,027)	McDermott International, Inc.	(328,919)	*
(728)	Mid-America Apartment Communities, Inc.	(47,589)
(999)	Power Integrations, Inc.	(37,363)
(436)	Public Storage	(67,114)
(5,647)	Tanger Factory Outlet Centers	(200,017)
(8,325)	UDR, Inc.	(198,884)
(1,586)	Vornado Realty Trust	(133,954)
		(3,054,886)
Total Short Positions (Proceeds $(4,453,489))		(4,691,711)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Insurance	$1,988,290	9.2%
Oil, Gas & Consumable Fuels	491,559	2.3%
Commercial Services & Supplies	394,072	1.8%
Transportation Infrastructure	293,742	1.4%
Commercial Banks	263,634	1.2%
Metals & Mining	202,749	0.9%
Airlines	165,095	0.8%
Specialty Retail	164,913	0.8%
Health Care Providers & Services	163,333	0.7%
Road & Rail	156,239	0.7%
Thrifts & Mortgage Finance	149,651	0.7%
Leisure Equipment & Products	134,134	0.6%
Biotechnology	98,640	0.5%
Household Durables	87,050	0.4%
Pharmaceuticals	84,594	0.4%
Textiles, Apparel & Luxury Goods	62,769	0.3%
Consumer Finance	57,477	0.3%
Communications Equipment	52,799	0.2%
Household Products	47,880	0.2%
Short-Term Investments and Other Assets-Net	21,276,729	98.3%
Short Positions (see summary below)	(4,691,711)	(21.7)%

	$21,643,638	100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Real Estate Investment Trusts	$(1,329,964)	(6.1)%
Semiconductors & Semiconductor Equipment	(606,954)	(2.8)%
Energy Equipment & Services	(510,980)	(2.4)%
Oil, Gas & Consumable Fuels	(373,562)	(1.7)%
Metals & Mining	(293,077)	(1.4)%
Machinery	(273,762)	(1.3)%
Textiles, Apparel & Luxury Goods	(198,965)	(0.9)%
Building Products	(179,390)	(0.8)%
Software	(175,035)	(0.8)%
Leisure Equipment & Products	(159,119)	(0.7)%
Biotechnology	(155,100)	(0.7)%
Specialty Retail	(136,277)	(0.6)%
Professional Services	(100,864)	(0.5)%
Chemicals	(58,440)	(0.3)%
Health Care Providers & Services	(32,140)	(0.2)%
Communications Equipment	(28,854)	(0.1)%
Internet Software & Services	(25,748)	(0.1)%
Computers & Peripherals	(20,661)	(0.1)%
Marine	(20,556)	(0.1)%
Auto Components	(12,263)	(0.1)%

Total Common Stocks Sold Short	$(4,691,711)	(21.7)%

JANUARY 31, 2013

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES	VALUE($)†

Long Positions (106.2%)

Common Stocks (59.6%)

Aerospace & Defense (0.7%)
19,500	Boeing Co.	1,440,465	ØØ
3,500	Precision Castparts Corp.	641,900	ØØ
		2,082,365
Air Freight & Logistics (0.4%)
15,000	United Parcel Service, Inc. Class B	1,189,350	ØØ
Auto Components (0.2%)
6,600	BorgWarner, Inc.	489,588	*
Biotechnology (0.2%)
89,000	Abcam PLC	549,795
Capital Markets (0.8%)
30,500	Apollo Global Management LLC Class A	679,235
7,500	BlackRock, Inc.	1,772,100
		2,451,335
Chemicals (0.9%)
33,200	Ashland, Inc.	2,606,532
Commercial Banks (1.7%)
77,500	Fifth Third Bancorp	1,262,475	ØØ
57,000	U.S. Bancorp	1,886,700	ØØ
54,000	Wells Fargo & Co.	1,880,820	ØØ
		5,029,995
Communications Equipment (0.6%)
75,000	Juniper Networks, Inc.	1,678,500	*ØØ
Computers & Peripherals (1.9%)
6,400	Apple, Inc.	2,913,984	ØØ
18,500	EMC Corp.	455,285	*ØØ
35,000	NetApp, Inc.	1,260,000	*
18,200	SanDisk Corp.	909,818	*ØØ
		5,539,087
Consumer Finance (0.2%)
37,000	SLM Corp.	624,930	ØØ
Diversified Consumer Services (0.9%)
150,000	K12, Inc.	2,769,000	*ØØ
Diversified Financial Services (2.7%)
70,000	Citigroup, Inc.	2,951,200	ØØ
40,000	CME Group, Inc.	2,313,600	ØØ
54,000	JPMorgan Chase & Co.	2,540,700	ØØ
		7,805,500
Electric Utilities (2.0%)
100,000	Brookfield Infrastructure Partners LP	3,734,000
52,000	Northeast Utilities	2,117,960	ØØ
		5,851,960
Electronic Equipment, Instruments & Components (0.4%)
16,000	Amphenol Corp. Class A	1,081,120
Energy Equipment & Services (0.2%)
7,500	Schlumberger Ltd.	585,375	ØØ
Food & Staples Retailing (1.2%)
86,000	Walgreen Co.	3,436,560	ØØ
Food Products (0.2%)
42,000	WhiteWave Foods Co. Class A	679,980	*
Health Care Providers & Services (1.8%)
59,000	Accretive Health, Inc.	761,690	*
35,500	DaVita HealthCare Partners, Inc.	4,097,055	*ØØ
20,000	HealthSouth Corp.	477,200	*ØØ
		5,335,945
Hotels, Restaurants & Leisure (3.5%)
165,000	Arcos Dorados Holdings, Inc. Class A	2,267,100
100,000	Dunkin' Brands Group, Inc.	3,651,000	ØØ
41,000	McDonald's Corp.	3,906,890	ØØ
7,200	Wyndham Worldwide Corp.	401,688	ØØ
		10,226,678
Household Durables (1.4%)
43,400	Lennar Corp. Class A	1,802,836
100,000	Newell Rubbermaid, Inc.	2,348,000
		4,150,836
Household Products (0.9%)
33,400	Procter & Gamble Co.	2,510,344
Independent Power Producers & Energy Traders (0.2%)
20,700	Brookfield Renewable Energy Partners LP	623,753
Industrial Conglomerates (0.2%)
7,100	3M Co.	713,905	ØØ
Internet & Catalog Retail (0.4%)
59,300	Vipshop Holdings Ltd. ADS	1,097,050	*
Internet Software & Services (2.6%)
32,000	eBay, Inc.	1,789,760	*ØØ
74,000	Facebook, Inc. Class A	2,291,780	*
4,700	Google, Inc. Class A	3,551,743	*ØØ
		7,633,283
IT Services (2.8%)
142,300	Genpact Ltd.	2,383,525
13,000	Teradata Corp.	866,580	*
48,000	Vantiv, Inc. Class A	999,360	*ØØ
26,000	Visa, Inc. Class A	4,105,660	ØØ
		8,355,125
Machinery (0.4%)
23,000	Ingersoll-Rand PLC	1,181,970
Media (0.7%)
74,000	Pandora Media, Inc.	852,480	*
72,000	Regal Entertainment Group Class A	1,074,960	ØØ
		1,927,440
Metals & Mining (1.0%)
125,500	Steel Dynamics, Inc.	1,908,855	ØØ
30,000	Walter Energy, Inc.	1,126,500	ØØ
		3,035,355
Multi-Utilities (1.4%)
38,000	NiSource, Inc.	1,027,140	ØØ
74,300	Wisconsin Energy Corp.	2,929,649	ØØ
		3,956,789
Multiline Retail (1.2%)
58,000	Target Corp.	3,503,780	ØØ
Oil, Gas & Consumable Fuels (5.6%)
313,000	Alpha Natural Resources, Inc.	2,773,180	*ØØ
37,500	Cabot Oil & Gas Corp.	1,979,250
84,000	Enbridge, Inc.	3,674,160	ØØ
150,000	Forest Oil Corp.	1,044,000	*
17,000	Kinder Morgan, Inc.	636,820	ØØ
9,000	MarkWest Energy Partners LP	496,980
129,000	Peabody Energy Corp.	3,244,350	ØØ
5,300	Pioneer Natural Resources Co.	622,962	ØØ
55,000	Teekay Corp.	1,934,900
		16,406,602
Paper & Forest Products (0.3%)
18,000	International Paper Co.	745,560
Pharmaceuticals (1.8%)
98,000	Bristol-Myers Squibb Co.	3,541,720	ØØ
44,500	Pfizer, Inc.	1,213,960
22,800	Zoetis, Inc.	592,800
		5,348,480
Professional Services (2.0%)
66,000	Nielsen Holdings NV	2,145,660	*
70,000	Verisk Analytics, Inc. Class A	3,861,200	*ØØ
		6,006,860
Real Estate Investment Trusts (REITs) (2.0%)
135,000	General Growth Properties, Inc.	2,635,200	ØØ
110,000	Weyerhaeuser Co.	3,313,200	ØØ
		5,948,400
Real Estate Management & Development (1.1%)
62,000	Brookfield Asset Management, Inc. Class A	2,289,660
52,000	Forest City Enterprises, Inc. Class A	879,320	*ØØ
		3,168,980
Road & Rail (0.8%)
21,500	Canadian Pacific Railway Ltd.	2,483,895
Semiconductors & Semiconductor Equipment (0.2%)
7,700	ASML Holding NV	578,193
Software (1.0%)
73,000	Activision Blizzard, Inc.	831,470	ØØ
90,100	Electronic Arts, Inc.	1,417,273	*ØØ
17,400	Oracle Corp.	617,874	ØØ
		2,866,617
Specialty Retail (5.3%)
8,300	Advance Auto Parts, Inc.	610,216
70,000	Aeropostale, Inc.	947,100	*
36,000	Asbury Automative Group, Inc.	1,280,160	*ØØ
10,000	Bed Bath & Beyond, Inc.	587,000	*
31,200	Five Below, Inc.	1,154,400	*
45,500	Home Depot, Inc.	3,044,860	ØØ
22,000	Monro Muffler Brake, Inc.	796,840
38,000	PetSmart, Inc.	2,485,580
70,000	Sally Beauty Holdings, Inc.	1,857,800	*ØØ
28,000	Tractor Supply Co.	2,902,760	ØØ
		15,666,716
Textiles, Apparel & Luxury Goods (0.8%)
57,000	Wolverine World Wide, Inc.	2,451,000	ØØ
Tobacco (2.7%)
100,500	Lorillard, Inc.	3,926,535	ØØ
44,000	Philip Morris International, Inc.	3,879,040	ØØ
		7,805,575
Water Utilities (1.0%)
75,000	American Water Works Co., Inc.	2,871,000	ØØ
Wireless Telecommunication Services (1.3%)
51,000	MetroPCS Communications, Inc.	511,530	*ØØ
33,000	SBA Communications Corp. Class A	2,298,780	*ØØ
181,000	Sprint Nextel Corp.	1,019,030	*
		3,829,340
Total Common Stocks (Cost $164,727,712)		174,880,443
Preferred Stocks (0.4%)
Automobiles (0.3%)
16,200	General Motors Co., Ser. B, 4.75%	701,784
Banks (0.1%)
9,000	GMAC Capital Trust I, Ser. 2, 8.13%	240,030
Diversified Financial Services (0.0%)
2,600	Citigroup Capital XIII, 7.88%	72,436
Total Preferred Stocks (Cost $873,284)		1,014,250
Principal Amount
Corporate Debt Securities (16.1%)
Auto Manufacturers (0.6%)
1,540,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	1,709,400
Auto Parts & Equipment (1.3%)
1,850,000	American Axle & Manufacturing, Inc., Guaranteed Notes, 6.63%, due 10/15/22	1,924,000
1,630,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 7.00%, due 5/15/22	1,748,175
		3,672,175
Banks (0.2%)
465,000	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	499,911
50,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	61,313
		561,224
Building Materials (0.0%)
100,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	110,695
27,000	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	31,273
		141,968
Coal (1.5%)
755,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	822,950
3,405,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	3,073,012
650,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	581,750
		4,477,712
Commercial Services (0.1%)
150,000	Avis Budget Car Rental LLC, Guaranteed Notes, 8.25%, due 1/15/19	166,125
Diversified Financial Services (1.9%)
1,490,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.38%, due 11/15/19	1,545,875
705,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.75%, due 6/1/16	749,063
200,000	Jefferies Group, Inc., Senior Unsecured Notes, 6.88%, due 4/15/21	228,000
100,000	SLM Corp., Senior Unsecured Medium Term Notes, 6.00%, due, 1/25/17	110,507
3,050,000	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	3,041,795
		5,675,240
Electric (0.9%)
2,425,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	2,612,938
Entertainment (0.1%)
300,000	Regal Entertainment Group, Guaranteed Notes, 9.13%, due 8/15/18	335,250
Food (0.3%)
260,000	Smithfield Foods, Inc., Senior Unsecured Notes, 6.63%, due 8/15/22	284,700
500,000	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	498,750
		783,450
Healthcare-Services (1.0%)
1,810,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	1,954,800
700,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	735,000
100,000	HCA Holdings, Inc., Senior Unsecured Notes, 7.75%, due 5/15/21	109,500
		2,799,300
Iron - Steel (1.0%)
2,190,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	1,987,425
745,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	791,563
175,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	185,500
		2,964,488
Media (1.0%)
915,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	1,027,088
225,000	CCO Holdings LLC, Guaranteed Notes, 6.63%, due 1/31/22	245,250
1,720,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,797,400
		3,069,738
Oil & Gas (3.0%)
690,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	738,300
955,000	Chesapeake Energy Corp., Guaranteed Notes, 6.78%, due 3/15/19	964,550
2,440,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	2,311,900
2,945,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	2,952,362
200,000	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, due 2/15/23	228,750
1,285,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	1,362,100
125,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	135,625
		8,693,587
Retail (1.2%)
735,000	JC Penney Corp, Inc., Senior Unsecured Notes, 5.75%, due 2/15/18	654,150
3,420,000	JC Penney Corp., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	2,842,875
110,000	The Gap, Inc. Senior Unsecured Notes, 5.95%, due 4/12/21	124,145
		3,621,170
Semiconductors (1.0%)
3,180,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	2,973,300
Telecommunications (0.5%)
720,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	763,200
435,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	437,175
325,000	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	375,781
		1,576,156
Transportation (0.5%)
1,335,000	Swift Services Holdings, Inc., Secured Notes, 10.00%, due 11/15/18	1,506,881
Total Corporate Debt Securities (Cost $46,637,326)		47,340,102
CONTRACTS
Purchased Options (0.0%)
730	SPDR S&P 500 ETF Trust, Put, March 2013 @141 (Cost $137,602)	70,810
NUMBER OF SHARES
Short-Term Investments (30.1%)
88,121,152	State Street Institutional Government Money Market Fund Institutional Class (Cost $88,121,152)	88,121,152	ØØ
Total Long Positions (106.2%) (Cost $300,497,076)		311,426,757	##
Cash, receivables and other assets, less liabilities (2.5%)		7,412,652
Short Positions (see summary below) ((8.7)%)		(25,503,471)
Total Net Assets (100.0%)		$293,335,938
Short Positions ((8.7)%)
Common Stocks Sold Short (6.4%)‡
Aerospace & Defense (0.8%)
(14,800)	L-3 Communications Holdings, Inc.	(1,123,616)
(17,250)	Northrop Grumman Corp.	(1,121,940)
		(2,245,556)
Auto Components (0.2%)
(14,300)	Dorman Products, Inc.	(495,209)
Capital Markets (0.7%)
(28,300)	Federated Investors, Inc., Class B	(669,578)
(95,700)	Janus Capital Group, Inc.	(890,010)
(17,000)	Legg Mason, Inc.	(470,050)
		(2,029,638)
Communications Equipment (0.6%)
(10,750)	F5 Networks, Inc.	(1,127,460)	*
(11,600)	Harris Corp.	(535,920)
		(1,663,380)
Computers & Peripherals (0.1%)
(12,400)	Seagate Technology PLC	(421,352)
Diversified Financial Services (0.6%)
(146,000)	Bank of America Corp.	(1,652,720)
Energy Equipment & Services (0.3%)
(22,100)	FMC Technologies, Inc.	(1,046,435)	*
Food Products (0.4%)
(13,600)	Campbell Soup Co.	(499,256)
(46,000)	Dean Foods Co.	(842,260)	*
		(1,341,516)
Hotels, Restaurants & Leisure (0.3%)
(14,000)	Brinker International, Inc.	(458,360)
(8,000)	Darden Restaurants, Inc.	(372,000)
		(830,360)
IT Services (0.4%)
(20,800)	CACI International, Inc. Class A	(1,115,504)	*
Metals & Mining (0.2%)
(15,500)	Allegheny Technologies, Inc.	(490,575)
Multiline Retail (0.2%)
(10,000)	Family Dollar Stores, Inc.	(567,000)
Professional Services (0.2%)
(6,850)	Dun & Bradstreet Corp.	(558,549)
Road & Rail (0.3%)
(14,400)	Norfolk Southern Corp.	(991,728)
Semiconductors & Semiconductor Equipment (0.5%)
(13,200)	Lam Research Corp.	(543,048)	*
(19,400)	NXP Semiconductors NV	(581,806)	*
(10,600)	Xilinx, Inc.	(386,794)
		(1,511,648)
Textiles, Apparel & Luxury Goods (0.5%)
(8,500)	Coach, Inc.	(433,500)
(10,200)	Fossil, Inc.	(1,076,916)	*
		(1,510,416)
Trading Companies & Distributors (0.1%)
(7,900)	Fastenal Co.	(392,472)
Total Common Stocks Sold Short (Proceeds $(18,215,608))		(18,864,058)
Exchange Traded Funds Sold Short (2.3%)
(28,000)	Consumer Discretionary Select Sector SPDR Fund	(1,403,640)
(3,200)	CurrencyShares Euro Trust	(431,040)
(27,000)	Financial Select Sector SPDR Fund	(469,260)
(10,000)	Guggenheim S&P 500 Equal Weight ETF	(567,900)
(15,000)	iShares Core S&P Small-Cap ETF	(1,239,600)
(6,200)	iShares Dow Jones U.S. Real Estate Index Fund	(417,074)
(7,250)	iShares MSCI Brazil Index Fund	(411,583)
(15,000)	Market Vectors Semiconductor	(514,500)
(5,000)	Materials Select Sector SPDR Trust	(195,100)
(5,600)	SPDR Dow Jones Industrial Average ETF Trust	(775,096)
(7,300)	Technology Select Sector SPDR Fund	(214,620)
Total Exchange Traded Funds Sold Short (Proceeds $(6,215,016))		(6,639,413)
Total Short Positions (Proceeds $(24,430,624))		(25,503,471)

See Notes to Schedule of Investments

January 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Dynamic Real Return Fund (“Dynamic Real Return”), Neuberger Berman Global Allocation Fund (“Global Allocation”) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of forward foreign currency contracts is determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swaps is determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2013:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Investments:
Common Stocks^	$1,628,157	$-	$-	$1,628,157
Government Securities^	-	799,969	-	799,969
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	581,598	-	581,598
Mutual Funds		2,082,262	-	2,082,262
Short-Term Investments	-	119,903	-	119,903
Total Investments	1,628,157	3,583,732	-	5,211,889
Global Allocation
Investments:
Common Stocks^	5,058,620	-	-	5,058,620
Short-Term Investments	-	15,165,804	-	15,165,804
Total Long Positions	5,058,620	15,165,804	-	20,224,424
Long Short
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks^	174,880,443	-	-	174,880,443
Preferred Stocks^	1,014,250	-	-	1,014,250
Corporate Debt Securities^	-	47,340,102	-	47,340,102
Purchased Options	70,810	-	-	70,810
Short-Term Investments	-	88,121,152	-	88,121,152
Total Long Positions	175,965,503	135,461,254	-	311,426,757

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized appreciation)	$-	$7,859	$-	$7,859
Futures contracts (unrealized appreciation)	183,810	-	-	183,810
Total return swaps (unrealized appreciation)	-	237,072	-	237,072
Total	$183,810	$244,931	$-	$428,741
Long Short
Futures contracts (unrealized appreciation)	45,265	-	-	45,265
Total	$45,265	$-	$-	$45,265

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2013:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^	$4,691,711	$-	$-	$4,691,711
Total	$4,691,711	$-	$-	$4,691,711
Long Short
Common Stocks Sold Short^	$18,864,058	$-	$-	$18,864,058
Exchange Traded Funds Sold Short	6,639,413	-	-	6,639,413
Total	$25,503,471	$-	$-	$25,503,471

^ The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Futures contracts (unrealilzed depreciation)	$(2,578)	$-	$-	$(2,578)
Total	$(2,758)	$-	$-	$(2,578)
Global Allocation
Forward contracts (unrealilzed depreciation)	$-	$(38,823)	$-	$(38,823)
Futures contracts (unrealilzed depreciation)	(321,034)	-	-	(321,034)
Total return swaps (unrealilzed depreciation)	-	(25,481)	-	(25,481)
Total	$(321,034)	$(64,304)	$-	$(385,338)
Long Short
Futures contracts (unrealilzed depreciation)	$(657,202)	$-	$-	(657,202)
Total	$(657,202)	$-	$-	$(657,202)

  The Funds had no transfers between Levels 1 and 2 during the period ended January 31, 2013.

##     At January 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dynamic Real Return	$5,104,444	$126,382	$18,937	$107,445

Global Allocation	19,418,819	913,681	108,076	805,605
Long Short	300,594,472	12,580,814	1,748,529	10,832,285

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

*           Security did not produce income during the last twelve months.

È           All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward foreign currency contracts and/or total return swap contracts and/or financial futures contracts.

§	Affiliated issuer.

Investments in Affiliates(1):
Dynamic Real Return	Balance of Shares Held December 19(2), 2012	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2013	Value January 31, 2013	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Neuberger Berman Emerging Markets Equity Fund Institutional Class	-	16,788	-	16,788	$283,351	$-	$-
Neuberger Berman Floating Rate Income Fund Institutional Class	-	64,054	-	64,054	659,357	3,553	-
Neuberger Berman High Income Bond Fund Institutional Class	-	71,773	-	71,773	684,332	12,123	-
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	-	44,945	-	44,945	455,222	-	-
Total					2,082,262	$15,676	$-

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940.  Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended, subject to the terms and conditions of such order.

	(2)	Commencement of Operations.

‡
At January 31, 2013, Global Allocation had deposited $4,881,693 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At January 31, 2013, Long Short had pledged securities in the amount of $28,208,398 to cover collateral requirements for borrowing in connection with securities sold short.

±	At January 31, 2013, open positions in financial futures contracts were:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Dynamic Real Return	March 2013	1 GBP Currency	Long	$(2,578)

Global Allocation	February 2013	5 Hang Seng Index Future	Long	$3,196
Global Allocation	March 2013	12 Australian Dollar	Long	(9,875)
Global Allocation	March 2013	23 Australian Treasury Bond, 10 Year	Long	(2,847)
Global Allocation	March 2013	4 Government of Canada Bond, 10 Year	Long	(2,548)
Global Allocation	March 2013	28 Canadian Currency	Long	(35,783)
Global Allocation	March 2013	4 CHF Currency	Long	7,408
Global Allocation	March 2013	1 Euro Currency	Long	6,053
Global Allocation	March 2013	34 Euro STOXX 50 Index	Long	17,195
Global Allocation	March 2013	8 FTSE 100 Index	Long	35,392
Global Allocation	March 2013	9 Japanese Yen	Long	(64,131)
Global Allocation	March 2013	10 MSCI Emerging Market Muni	Long	(12,513)
Global Allocation	March 2013	11 S&P 500 E-Mini Index	Long	36,390
Global Allocation	March 2013	6 Topix Index	Long	28,934
Global Allocation	March 2013	34 UK Long Gilt Bond	Long	(96,849)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Global Allocation	March 2013	45 US Treasury Note, 10 Year	Long	(50,726)
Global Allocation	March 2013	4 ASX SPI 200 Index	Short	(20,627)
Global Allocation	March 2013	18 GBP Currency	Short	33,275
Global Allocation	March 2013	7 German Euro Bund	Short	15,967
Global Allocation	March 2013	21 Mini Japanese Government Bond, 10 Year	Short	(25,135)
Total				$(137,224)

Long Short	March 2013	233 S&P 500 E-Mini Index	Short	$(657,202)
Long Short	March 2013	115 US Treasury Note, 10 Year	Short	45,265
Total				$(611,937)

At January 31, 2013, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Dynamic Real Return	$99,081	$-
Global Allocation	$84,173,933	$(306,396,263)
Long Short	$-	$(32,494,289)

At January 31, 2013, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Dynamic Real Return	$4,308
Global Allocation	$802,029
Long Short	$1,615,294

At January 31, 2013, the outstanding total return swap contracts for Global Allocation were as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$7,840,514	January 7, 2014	.798%(1)	J.P. Morgan Global Government Bond Total Return Index Unhedged	$(4,343)	$(21,138)	$(25,481)

J.P. Morgan	11,760,772	January 15, 2014	. 016%(2)	MSCI Daily Total Return Net World Index	(87)	237,159	237,072
Total					$(4,430)	$216,021	$211,591

(1)	1 month LIBOR plus .59% at January 8, 2013.

(2)	1 month LIBOR minus .19% at January 10, 2013.

At January 31, 2013, open forward contracts for Global Allocation were as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Chilean Peso	Goldman Sachs	288,966,240	$607,966	02/21/13	$611,472	$3,506
South Korean Won	J.P. Morgan	252,579,267	237,420	02/21/13	231,707	(5,713)
Mexican Peso	Barclays	3,926,138	306,886	02/21/13	308,281	1,395
New Taiwan Dollar	J.P. Morgan	9,162,109	316,754	02/21/13	310,336	(6,418)
Total						$(7,230)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Sell	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	Goldman Sachs	502,188	$243,806	02/21/13	$251,686	$(7,880)
Czech Koruna	Barclays	9,967,528	517,216	02/21/13	527,426	(10,210)
Hungarian Forint	J.P. Morgan	33,603,987	150,927	02/21/13	155,622	(4,695)
Indonesian Rupiah	J.P. Morgan	1,203,216,016	122,677	02/21/13	123,307	(630)
Polish Zloty	J.P. Morgan	826,206	263,542	02/21/13	266,819	(3,277)
Singapore Dollar	Barclays	168,362	137,770	02/21/13	136,030	1,740
South African Rand	Goldman Sachs	285,731	33,088	02/21/13	31,870	1,218
Total						$(23,734)

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar
CAD= Canadian Dollar
EUR = Euro
GBP = Pound Sterling
SEK = Swedish Krona

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

 JANUARY 31, 2013

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†
U.S. Government Agency Securities (12.6%)
300,000	Federal National Mortgage Association, Notes, 0.75%, due 2/26/13	300,127
250,000	Federal National Mortgage Association, Notes, 3.63%, due 2/12/13	250,265
300,000	Federal Home Loan Banks, Bonds, 3.38%, due 2/27/13	300,700
	Total U.S. Government Agency Securities (Cost $851,060)	851,092
Corporate Debt Securities (18.4%)
Banks (4.1%)
50,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.06%, due 5/2/14	50,402	µ
50,000	JPMorgan Chase & Co., Senior Unsecured Notes, 4.75%, due 5/1/13	50,532
50,000	Royal Bank of Canada, Senior Unsecured Medium-Term Notes, Ser. 1, 0.60%, due 4/17/14	50,185	µ
50,000	US Bancorp, Medium-Term Notes, 2.00%, due 6/14/13	50,311
75,000	Wells Fargo & Co., Senior Unsecured Notes, 1.23%, due 6/26/15	75,943	µ
		277,373
Beverages (0.7%)
50,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.50%, due 3/26/13	50,141
Computers (1.1%)
75,000	International Business Machines Corp., Senior Unsecured Notes, 2.10%, due 5/6/13	75,339
Diversified Financial Services (4.9%)
50,000	American Express Credit Corp., Senior Unsecured Notes, 1.16%, due 6/24/14	50,473	µ
50,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.46%, due 8/27/14	50,050	µ
100,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 0.57%, due 9/15/14	99,971	µ
100,000	John Deere Capital Corp., Senior Unsecured Notes, 0.45%, due 4/25/14	100,122	µ
30,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.76%, due 10/11/13	30,096	µ
		330,712
Insurance (0.7%)
50,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.64%, due 1/10/14	50,161	µ
Oil & Gas (0.8%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 0.91%, due 3/11/14	50,294	µ
Pharmaceuticals (1.7%)
117,000	Novartis Capital Corp., Guaranteed Notes, 1.90%, due 4/24/13	117,429
Retail (2.2%)
50,000	Target Corp., Senior Unsecured Notes, 0.47%, due 7/18/14	50,155	µ
97,000	Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.55%, due 5/1/13	97,971
		148,126
Telecommunications (2.2%)
100,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.56%, due 3/14/14	100,241	µ
50,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.92%, due 3/28/14	50,339	µ
		150,580
	Total Corporate Debt Securities (Cost $1,250,271)	1,250,155
Short-Term Investments (64.3%)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government a(48.3%)
500,000	U.S. Treasury Bills, Disc. Notes, 0.01%, due 2/14/13	499,997
425,000	U.S. Treasury Bills, Disc. Notes, 0.01%, due 2/21/13	424,994
300,000	U.S. Treasury Bills, Disc. Notes, 0.03%, due 2/28/13	299,993
350,000	U.S. Treasury Bills, Disc. Notes, 0.01%, due 3/7/13	349,985
500,000	U.S. Treasury Bills, Disc. Notes, 0.04%, due 4/4/13	499,952
300,000	U.S. Treasury Bills, Disc. Notes, 0.08%, due 5/23/13	299,926
400,000	U.S. Treasury Bills, Disc. Notes, 0.09%, due 6/6/13	399,889
500,000	U.S. Treasury Bills, Disc. Notes, 0.09%, due 7/5/13	499,819
		3,274,555
NUMBER OF SHARES
Money Market Fund (16.0%)
1,080,202	State Street Institutional Government Money Market Fund Institutional Class	1,080,202	ØØ††
	Total Short-Term Investments (Cost $4,354,544)	4,354,757
	Total Investments (95.3%) (Cost $6,455,875)	6,456,004	##
	Cash, receivables and other assets, less liabilities (4.7%)	319,522	±
	Total Net Assets (100.0%)	$6,775,526

See Notes to Schedule of Investments

January 31, 2013 (Unaudited)

Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2013:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government Agency Securities	$-	$851,092	$-	$851,092
Corporate Debt Securities^	-	1,250,155	-	1,250,155
Short-Term Investments^	-	4,354,757	-	4,354,757
Total Investments	$-	$6,456,004	$-	$6,456,004

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$356,969	$ -	$ -	356,969

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$ (171,640)	$ -	$ -	$ (171,640)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2013, the value of the Fund’s investment in the Subsidiary was as follows:
Commencement Date of Subsidiary	Investment in Subsidiary	Percentage of Net Assets
August 27, 2012	$1,200,915	17.7%

##
At January 31, 2013, the cost of investments for U.S. federal income tax purposes was $6,455,875. Gross unrealized appreciation of investments was $427 and gross unrealized depreciation of investments was $298, resulting in net unrealized appreciation of $129 based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts.

††	A portion of this security is held by the Subsidiary.

a         Interest rate represents discount rate at time of purchase, not coupon rate.

µ
Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2013, and their final maturity dates.

±	At January 31, 2013, open positions in commodity futures contracts(1) were:

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2013	4 Aluminum High Grade	Long	$11,556
February 2013	4 Lead	Long	40,950
February 2013	2 Nickel	Long	22,836
February 2013	4 Zinc	Long	26,975
March 2013	4 Aluminum High Grade	Long	13,525
March 2013	4 Lead	Long	25,650
March 2013	2 Nickel	Long	20,784
March 2013	4 Zinc	Long	19,900
April 2013	5 Aluminum High Grade	Long	(550)
April 2013	3 Cattle Feeder	Long	2,425
April 2013	5 Lead	Long	14,000
April 2013	2 Nickel	Long	6,720
April 2013	2 Platinum	Long	9,710
April 2013	5 Zinc	Long	7,875
May 2013	5 Aluminum High Grade	Long	1,688
May 2013	3 Cocoa	Long	(4,740)
May 2013	1 Coffee C	Long	900
May 2013	3 Copper High Grade	Long	7,575
May 2013	10 Corn	Long	13,450
May 2013	3 Cotton No. 2	Long	9,190
May 2013	5 Gas Oil	Long	10,125
May 2013	3 Gasoline RBOB	Long	18,421
May 2013	2 Heating Oil	Long	6,367
May 2013	5 Lead	Long	8,313
May 2013	5 Light Sweet Crude Oil	Long	10,340
May 2013	5 Natural Gas	Long	(9,200)
May 2013	2 Nickel	Long	11,400
May 2013	4 Soybean	Long	7,288
May 2013	2 Soybean Meal	Long	910
May 2013	3 Soybean Oil	Long	4,674
May 2013	2 Silver	Long	(2,575)
May 2013	3 Sugar 11	Long	(2,050)
May 2013	3 Wheat	Long	(4,088)
May 2013	4 Wheat	Long	(5,262)
May 2013	5 Zinc	Long	7,812
June 2013	4 Brent Crude Oil	Long	11,120
June 2013	4 Gold 100 Oz.	Long	(10,760)
June 2013	4 Lean Hogs	Long	560
June 2013	5 Live Cattle	Long	2,630
February 2013	4 Aluminum High Grade	Short	(12,425)
February 2013	4 Lead	Short	(26,000)
February 2013	2 Nickel	Short	(20,832)
February 2013	4 Zinc	Short	(19,850)
March 2013	4 Aluminum High Grade	Short	1,300
March 2013	4 Lead	Short	(11,200)
March 2013	2 Nickel	Short	(7,008)
March 2013	4 Zinc	Short	(5,450)
April 2013	5 Aluminum High Grade	Short	(1,812)
April 2013	5 Lead	Short	(8,438)
April 2013	2 Nickel	Short	(11,400)
April 2013	5 Zinc	Short	(8,000)
Total			$185,329

(1)  Commodity futures are held by the Subsidiary.

The notional value of commodity futures contracts at January 31, 2013 was $9,643,755 for long positions and $(2,818,935) for short positions.

    At January 31, 2013, the Fund had deposited $180,395 in a segregated account to cover margin requirements on open futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Robert Conti       __________________
Robert Conti
Chief Executive Officer

Date:  March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti_       __________________
Robert Conti
Chief Executive Officer

Date:  March 28, 2013

By: /s/ John M. McGovern__________________
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 28, 2013